UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, July 31, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$1017299(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

3M Co.				COM	88579Y101	59143	681448	  SH		Sole		Sole
Aflac Inc.			COM	1055102		6716	130670	  SH		Sole		Sole
American Intl Group		COM	26874107	31704	452723	  SH		Sole		Sole
Apache Corp			COM	37411105	32704	400829	  SH		Sole		Sole
Bank of America Corp.		COM	60505104	58429	1195112	  SH		Sole		Sole
Career Education Corp.		COM	141665109	17066	505348	  SH		Sole		Sole
Check Point Software Tech	COM	2181334 US	37470	1642704	  SH		Sole		Sole
Chevron Corp.			COM	166764100	36042	427854	  SH		Sole		Sole
Citigroup Inc.			COM	172967101	38875	757949	  SH		Sole		Sole
Comcast Corp CL A		COM	20030N101	24431	868801	  SH		Sole		Sole
Dell Inc.			COM	24702R101	21780	762877	  SH		Sole		Sole
Exxon Mobil Corporation		COM	30231G102	24570	292915	  SH		Sole		Sole
Fifth Third Bancorp		COM	316773100	9340	234839	  SH		Sole		Sole
Fiserv Inc.			COM	337738108	26075	459074	  SH		Sole		Sole
General Electric Co.		COM	369604103	37629	982994	  SH		Sole		Sole
Glatfelter (P.H.) Co.		COM	377316104	16508	1214718	  SH		Sole		Sole
H&R Block Inc.			COM	93671105	27134	1161078	  SH		Sole		Sole
Home Depot Inc			COM	437076102	29477	749103	  SH		Sole		Sole
Hubbell Inc. Cl B		COM	443510201	23261	429020	  SH		Sole		Sole
Int'l Flavors & Fragrances	COM	459506101	104983	2013478	  SH		Sole		Sole
Intel Corp.			COM	458140100	9931	417961	  SH		Sole		Sole
K-Swiss Inc Cl A		COM	482686102	12956	457310	  SH		Sole		Sole
Keycorp				COM	493267108	17583	512180	  SH		Sole		Sole
Kimberly-Clark Corp.		COM	494368103	22954	343165	  SH		Sole		Sole
Manpower Inc.			COM	56418H100	14579	158051	  SH		Sole		Sole
Merck & Company Inc.		COM	589331107	42327	849941	  SH		Sole		Sole
NBTY Inc.			COM	628782104	41610	963183	  SH		Sole		Sole
National City Corp.		COM	635405103	5114	153490	  SH		Sole		Sole
Pfizer Inc.			COM	717081103	71675	2803087	  SH		Sole		Sole
Plantronics Inc.		COM	727493108	7465	284710	  SH		Sole		Sole
Progressive Corp		COM	743315103	15908	664758	  SH		Sole		Sole
Quaker Chemical Corp.		COM	747316107	10136	429508	  SH		Sole		Sole
Qualcomm Inc			COM	747525103	20261	466952	  SH		Sole		Sole
Superior Industries		COM	868168105	3540	162700	  SH		Sole		Sole
Timberland Co. Cl A		COM	887100105	18213	723007	  SH		Sole		Sole
Unum Group			COM	91529Y106	23405	896415	  SH		Sole		Sole
Werner Enterprises Inc.		COM	950755108	16305	809179	  SH		Sole		Sole

